Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares - Limited Partnership units [Member] $ in Thousands	Dec. 31, 2008 CAD ($) shares
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units | shares	37,526,853
Stated value | $	$ 112,852
Class A and Class B LP Units [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units | shares	19,428,491
Stated value | $	$ 53,169
Class C LP Units [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of units | shares	18,098,362
Stated value | $	$ 59,683